Cash, balances with banks and cash equivalents (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash And Balances With Banks Details Text [Abstract]
Amount of financial assets, gross	R$ 60,443,537	R$ 123,691,195	[1]

[1]	Refers to reverse repurchase agreements in which the underlying security has subsequently been sold in a separate repurchase agreement.